Note 15 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2023	December 31, 2024
Interest rate swap contract	Current assets – Derivative	-	184,392
Interest rate swap contract	Long - term assets – Derivative	-	200,636
Total derivative assets		-	385,028
Interest rate swap contract	Current liabilities – Derivative	56,042	-
Interest rate swap contract	Long-term liabilities – Derivative	168,138	-
Total derivative liabilities		224,180	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain / (loss) recognized	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
Interest rate swap contracts– Unrealized gain / (loss)	Gain on derivatives, net	4,223,839	(4,036,107)	609,209
Interest rate swap contracts- Realized gain	Gain on derivatives, net	131,818	4,214,235	392,545
Total net gain on interest rate swap contracts		4,355,657	178,128	1,001,754